Cover	Jan. 13, 2025
Document Information Line Items
Entity Registrant Name	HEALTHCARE AI ACQUISITION CORP.
Entity Central Index Key	0001848861
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 13, 2025
Entity Ex Transition Period	false
Entity File Number	001-41145
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1585450
Entity Address Address Line 1	418 Broadway
Entity Address Address Line 2	#6434
Entity Address City Or Town	Albany
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12207
City Area Code	917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	446-0469
Class A Ordinary Share Units [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	HAIUF
Class A Ordinary Share [Member]
Document Information Line Items
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	HAIAF
Class A Ordinary Shares Warrants [Member]
Document Information Line Items
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	HAIWF